Business segment information	12 Months Ended
Dec. 31, 2025
Business segment information
Business segment information

33.Business segment information

A description of the Ecopetrol Group’s business segments is in Note 4.20 – Business segment information.

The segmented information used by the Board of Directors, the highest strategic and operational decision-making body for these business segments, is prepared in accordance with our internal reporting policies, which follow the guidelines provided by IFRS. The performance of the business segments is based primarily on an analysis of income, costs, expenses, and results for the year generated by each business segment which are regularly monitored.

The information disclosed in each business segment is presented net of transactions between the Ecopetrol Group companies.

33.1Net profit by operating segment

Below are the measures of profit or loss by business segment for the years ended December 31, 2025, 2024 and 2023:

	For the year ended December 31, 2025
				Energy
				Transmission
	Exploration		Transport	and Toll
	and	Refining and	and	Roads
	Production	Petrochemicals	Logistics	Concessions	Inter-segments	Total
Third–party sales	44,828	56,195	2,642	16,029	—	119,694
Inter–segment sales	26,224	8,504	12,695	4	(47,427)	—
Sales from contracts with customers	71,052	64,699	15,337	16,033	(47,427)	119,694
Cost of sales	(53,950)	(62,805)	(4,322)	(7,892)	46,912	(82,057)
Gross profit	17,102	1,894	11,015	8,141	(515)	37,637

Administrative expenses	(2,584)	(857)	(680)	(1,287)	384	(5,024)
Operation and project expenses	(3,222)	(1,722)	(561)	—	184	(5,321)
Impairment (loss) reversal of non–current assets	(325)	—	346	2	—	23
Other operating (expenses) income net	(150)	(126)	15	(364)	(11)	(636)
Operating income	10,821	(811)	10,135	6,492	42	26,679
Financial results
Financial income	1,552	113	184	706	(461)	2,094
Financial expenses	(5,281)	(1,529)	(345)	(4,046)	420	(10,781)
Foreign exchange (loss) gain	(77)	381	(194)	49	—	159
	(3,806)	(1,035)	(355)	(3,291)	(41)	(8,528)
Share of profits of associates and joint ventures	21	194	—	495	—	710
Profit before income tax expense	7,036	(1,652)	9,780	3,696	1	18,861
Income tax expense	(1,785)	1,431	(3,368)	(695)	—	(4,417)
Net profit (loss) for the year	5,251	(221)	6,412	3,001	1	14,444
Net profit (loss) for the year attributable to:
Owners of parent	5,338	(419)	5,118	449	2	10,488
Non–controlling interest	(87)	198	1,294	2,552	(1)	3,956
	5,251	(221)	6,412	3,001	1	14,444
Supplementary information
Depreciation, depletion and amortization	11,149	2,149	1,361	1,448	—	16,107

	For the year ended December 31, 2024
				Energy
				Transmission
				and Toll
	Exploration	Refining and	Transport and	Roads
	and Production	Petrochemicals	Logistics	Concessions	Inter-segments	Total
Third–party sales	52,560	62,251	2,716	15,803	—	133,330
Inter–segment sales	28,528	6,969	12,418	3	(47,918)	—
Sales from contracts with customers	81,088	69,220	15,134	15,806	(47,918)	133,330
Cost of sales	(54,864)	(67,718)	(4,378)	(6,952)	47,431	(86,481)
Gross profit	26,224	1,502	10,756	8,854	(487)	46,849

Administrative expenses	(2,665)	(959)	(718)	(1,151)	390	(5,103)
Operation and project expenses	(3,843)	(1,457)	(553)	—	205	(5,648)
Impairment (loss) reversal of non–current assets	(480)	1,266	127	(46)	—	867
Other operating (expenses) income net	1,583	22	(18)	(2)	(88)	1,497
Operating income	20,819	374	9,594	7,655	20	38,462
Financial results
Financial income	1,121	167	240	721	(501)	1,748
Financial expenses	(5,037)	(1,679)	(326)	(3,767)	490	(10,319)
Foreign exchange (loss) gain	(30)	(177)	299	(40)	—	52
	(3,946)	(1,689)	213	(3,086)	(11)	(8,519)
Share of profits of associates and joint ventures	30	194	—	540	—	764
Profit before income tax expense	16,903	(1,121)	9,807	5,109	9	30,707
Income tax expense	(7,826)	(89)	(3,486)	(807)	—	(12,208)
Net profit (loss) for the year	9,077	(1,210)	6,321	4,302	9	18,499
Net profit (loss) for the year attributable to:
Owners of parent	9,163	(1,408)	5,111	966	9	13,841
Non–controlling interest	(86)	198	1,210	3,336	—	4,658
	9,077	(1,210)	6,321	4,302	9	18,499
Supplementary information
Depreciation, depletion and amortization	10,477	2,071	1,321	1,328	—	15,197

	For the year ended December 31, 2023
				Energy
				Transmission
				and Toll
	Exploration and	Refining and	Transport	Roads
	Production	Petrochemicals	and Logistics	Concessions	Inter-segments	Total
Third–party sales	52,430	73,617	2,979	14,165	—	143,191
Inter–segment sales	29,085	8,531	12,530	3	(50,151)	(2)
Sales from contracts with customers	81,515	82,148	15,509	14,168	(50,151)	143,189
Cost of sales	(51,828)	(75,716)	(4,380)	(5,929)	49,675	(88,178)
Gross profit	29,687	6,432	11,129	8,239	(476)	55,011

Administrative expenses	(2,605)	(962)	(621)	(1,183)	345	(5,026)
Operation and project expenses	(4,102)	(1,393)	(427)	—	220	(5,702)
Impairment (loss) reversal of non–current assets	(2,741)	1,483	(630)	(210)	—	(2,098)
Other operating (expenses) income net	(148)	(104)	35	(201)	(8)	(426)
Operating income	20,091	5,456	9,486	6,645	81	41,759
Financial results
Financial income	1,473	197	432	871	(652)	2,321
Financial expenses	(4,873)	(1,748)	(349)	(3,984)	570	(10,384)
Foreign exchange gain (loss)	2,009	658	(273)	4	—	2,398
	(1,391)	(893)	(190)	(3,109)	(82)	(5,665)
Share of profits of associates and joint ventures	27	252	—	529	(3)	805
Profit before income tax expense	18,727	4,815	9,296	4,065	(4)	36,899
Income tax expense	(8,611)	753	(3,129)	(529)	—	(11,516)
Net profit (loss) for the year	10,116	5,568	6,167	3,536	(4)	25,383
Net profit (loss) for the year attributable to:
Owners of parent	10,207	5,354	4,830	674	(4)	21,061
Non–controlling interest	(91)	214	1,337	2,862	—	4,322
	10,116	5,568	6,167	3,536	(4)	25,383
Supplementary information
Depreciation, depletion and amortization	8,658	2,184	1,487	1,483	—	13,812

33.2Sales revenue by product

The sales by product for each segment are detailed below for the years ended December 31, 2025, 2024 and 2023:

	For the year ended December 31, 2025
				Energy
				Transmission
				and Toll
	Exploration and	Refining and	Transport and	Roads
	Production	Petrochemicals	Logistics	Concessions	Inter-segments	Total
Local sales
Mid-distillates	—	26,810	—	—	(18)	26,792
Gasoline and turbo fuels	16	19,352	—	—	(3,324)	16,044
Gas natural	5,283	—	—	—	(1,844)	3,439
Services	575	3,009	15,337	499	(16,119)	3,301
Electric power transmission services	—	—	—	3,266	—	3,266
Fuel gas service	—	1,384	—	—	(21)	1,363
Asphalts	99	813	—	—	—	912
Plastic and rubber	—	872	—	—	—	872
LPG and propane	339	187	—	—	(14)	512
Roads and construction services	—	—	—	368	—	368
Polyethylene	—	304	—	—	—	304
Aromatics	—	160	—	—	—	160
Fuel oil	19	4	—	—	—	23
Other products	7	3,163	—	—	(2,488)	682
Crude oil	23,601	—	—	—	(23,601)	—
	29,939	56,058	15,337	4,133	(47,429)	58,038

Foreign sales
Crude oil	40,108	216	—	—	—	40,324
Electric power transmission services	—	—	—	5,269	—	5,269
Roads and Construction Services	—	—	—	6,402	—	6,402
Fuel oil	—	3,490	—	—	1	3,491
Plastic and rubber	—	1,229	—	—	—	1,229
Diesel	—	696	—	—	—	696
LPG and propane	501	—	—	—	—	501
Natural gas	102	—	—	—	—	102
Gasoline and turbo fuels	—	70	—	—	—	70
Cash flow hedging	412	—	—	—	—	412
Other products	(10)	2,939	—	230	1	3,160
	41,113	8,640	—	11,901	2	61,656
	71,052	64,698	15,337	16,034	(47,427)	119,694

	For the year ended December 31, 2024
				Energy
				Transmission
				and Toll
	Exploration and	Refining and	Transport and	Roads
	Production	Petrochemicals	Logistics	Concessions	Inter-segments	Total
Local sales
Mid-distillates	—	28,687	—	—	(15)	28,672
Gasoline and turbo fuels	—	21,936	—	—	(4,132)	17,804
Roads and construction services	—	—	—	330	—	330
Gas natural	5,253	—	—	—	(1,157)	4,096
Services	520	536	15,134	445	(12,758)	3,877
Fuel gas service	—	1,094	—	—	(11)	1,083
LPG and propane	396	251	—	—	(16)	631
Asphalts	88	706	—	—	—	794
Plastic and rubber	—	920	—	—	—	920
Crude oil	27,190	—	—	—	(27,190)	—
Energy transmission services	—	—	—	3,228	—	3,228
Polyethylene	—	327	—	—	1	328
Aromatics	—	247	—	—	—	247
Fuel oil	18	3	—	—	—	21
Other products	12	3,239	—	—	(2,625)	626
	33,477	57,946	15,134	4,003	(47,903)	62,657

Foreign sales
Crude oil	47,534	1,281	—	—	(10)	48,805
Energy transmission services	—	—	—	6,134	—	6,134
Roads and Construction Services	—	—	—	5,465	—	5,465
Diesel	—	360	—	—	—	360
Fuel oil	—	1,203	—	—	—	1,203
Plastic and rubber	—	1,231	—	—	—	1,231
LPG and propane	346	—	—	—	—	346
Gasoline and turbo fuels	46	—	—	—	—	46
Natural gas	—	3,924	—	—	(4)	3,920
Cash flow hedging	(345)	—	—	—	—	(345)
Other products	29	3,274	—	205	—	3,508
	47,610	11,273	—	11,804	(14)	70,673
	81,087	69,219	15,134	15,807	(47,917)	133,330

	For the year ended December 31, 2023
				Energy
				Transmission
				and Toll
	Exploration and	Refining and	Transport	Roads
	Production	Petrochemicals	and Logistics	Concessions	Inter-segments	Total
Local sales
Mid-distillates	—	32,638	—	—	(32)	32,606
Gasoline and turbo fuels	—	26,965	—	—	(3,836)	23,129
Natural gas	5,551	—	—	—	(1,193)	4,358
Services	(53)	1,442	15,510	336	(14,002)	3,233
Energy transmission services	—	—	—	2,770	—	2,770
Plastic and rubber	—	1,225	—	—	—	1,225
Fuel gas service	—	998	—	—	(9)	989
Asphalts	65	873	—	—	—	938
LPG and propane	505	274	—	—	(17)	762
Roads and construction services	—	—	—	350	—	350
Polyethylene	—	312	—	1	1	314
Aromatics	—	298	—	—	—	298
Crude oil	27,871	(1)	—	—	(27,742)	128
Fuel oil	27	9	—	—	—	36
Other income gas contracts	—	—	—	—	—	—
Other products	16	3,692	—	—	(3,100)	608
	33,982	68,725	15,510	3,457	(49,930)	71,744

Foreign sales
Crude oil	47,632	1,928	—	—	—	49,560
Energy transmission services	—	—	—	5,666	—	5,666
Roads and Construction Services	—	—	—	4,761	—	4,761
Diesel	—	4,097	—	—	—	4,097
Fuel oil	(82)	4,315	—	—	(204)	4,029
Plastic and rubber	—	1,394	—	—	—	1,394
LPG and propane	302	—	—	—	—	302
Gasoline and turbo fuels	—	193	—	—	—	193
Natural gas	106	—	—	—	—	106
Cash flow hedging	(460)	(8)	—	—	—	(468)
Other products	37	1,500	—	285	(17)	1,805
	47,535	13,419	—	10,712	(221)	71,445
	81,517	82,144	15,510	14,169	(50,151)	143,189

33.3Capital expenditures by segments

The following are amounts of the investments made by each segment for the years ended December 31, 2025, 2024 and 2023:

				Energy
				Transmission
	Exploration	Refining and	Transport and	and Toll Roads
2025	and Production	Petrochemicals	Logistics	Concessions	Total
Property, plant, and equipment	5,495	1,792	1,147	1,339	9,773
Natural and environmental resources	10,552	—	—	—	10,552
Intangibles	30	89	14	369	502
	16,077	1,881	1,161	1,708	20,827

				Energy
				Transmission
	Exploration	Refining and	Transport and	and Toll Roads
2024	and Production	Petrochemicals	Logistics	Concessions	Total
Property, plant, and equipment	6,419	1,699	1,535	1,108	10,761
Natural and environmental resources	11,291	—	—	—	11,291
Intangibles	337	48	10	470	865
	18,047	1,747	1,545	1,578	22,917

				Energy
				Transmission
	Exploration	Refining and	Transport and	and Toll Roads
2023	and Production	Petrochemicals	Logistics	Concessions	Total
Property, plant, and equipment	4,259	738	2,702	1,651	9,350
Natural and environmental resources	13,964	—	—	—	13,964
Intangibles	60	84	623	10	777
	18,283	822	3,325	1,661	24,091